Restricted net assets	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Restricted net assets
23.	Restricted net assets
Relevant

PRC laws and regulations permit payments of dividends by the
Company
’s subsidiar
ies
and the VIE incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with the PRC accounting standards and regulations. In addition, the subsidiaries and the VIEs of the Company established in the PRC are required to annually appropriate
10
% of their net
after-tax
income to the statutory general reserve fund prior to payment of any dividends, unless such reserve funds have reached
50
% of their respective registered capital. As a result of these and other restrictions under PRC laws and regulations, the Company’s subsidiaries and the VIEs incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. There are no significant differences between US GAAP and PRC accounting standards in connection with the reported net assets of the legally owned subsidiary in the PRC and the VIE. Even though the Company currently does not require any such dividends, loans or advances from the PRC entities for working capital and other funding purposes, the Company may in the future require additional cash resources from them due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends or distributions to its shareholders. Except for the above, there is no other restriction on use of proceeds generated by the
 Company
’s subsidiaries and the VIEs to satisfy any obligations of the Company.
Since the
Group
has a consolidated shareholders’ deficit, its net asset base for purposes of calculating the proportionate share of restricted net assets of consolidated subsidiaries should be zero. Therefore, the restrictions placed on the net assets of the Company’s PRC subsidiaries with positive equity would result in the 25 percent threshold being exceeded and a corresponding requirement to provide parent company financial information (Note 24).